Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DF Tactical Allocation Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	8.39%	15.57%	(14.48%)	9.26%	(0.11%)	16.07%
DF Tactical Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	4.56%	8.09%	(9.39%)	3.11%	(4.54%)	9.07%	(2.08%)	3.42%	5.94%	(1.47%)
DF Tactical Dividend Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	12.32%	(0.18%)	(9.82%)	31.53%	(6.53%)	(2.85%)	(7.95%)	11.42%	14.21%	(4.74%)
DF Tactical Momentum Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	22.29%	19.10%	(22.78%)	28.86%	(1.95%)	7.61%	(3.05%)	15.26%
DF Tactical Yield Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	6.75%	8.28%	(3.59%)	2.44%	3.95%	3.51%	2.51%